FINANCIAL INSTRUMENTS AND FAIR VALUE	9 Months Ended
Sep. 30, 2020
FINANCIAL INSTRUMENTS AND FAIR VALUE
FINANCIAL INSTRUMENTS AND FAIR VALUE

4.   FINANCIAL INSTRUMENTS AND FAIR VALUE

Fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, there exists a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1     Unadjusted quoted market prices for identical assets or liabilities:

Level 2     Quoted market prices for identical assets or liabilities in an active market that have been adjusted for items such as effects of restrictions for transferability and those that are not quoted but are observable through corroboration with observable market data, including quoted market prices for similar assets or liabilities; and

Level 3     Unobservable inputs for the asset or liability only used when there is little, if any, market activity for the asset or liability at the measurement date.

This hierarchy requires us to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The carrying value of certain of our assets and liabilities, consisting primarily of cash and cash equivalents, restricted cash. accounts receivable, accounts payable and certain accrued liabilities approximates their fair value due to the short-term nature of such instruments.

The fair value of our long-term debt is determined by Level 1 measurements based on quoted market prices. The fair value and carrying value of our long-term debt as of September 30, 2020 was $342.0 million and $288.2 million, respectively.

The fair value of the note receivable from our parent is determined using level 3 measurements, as it has substantially the same terms as the term loan and acts as collateral for the same, the fair value of the note receivable is estimated to be the same. Therefore, the fair value and carrying value of the note receivable as of September 30, 2020 is estimated at $342.0 million and $288.2 million, respectively.